UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21074

Cohen & Steers Premium Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 138.9%
DIVERSIFIED 12.0%
Colonial Properties Trust	106,462	$1,989,775
Unibail-Rodamco (France)(b)	18,900	3,824,041
Vornado Realty Trust	509,500	46,339,025
		52,152,841
HEALTH CARE 41.3%
HCP	865,200	34,720,476
Health Care REIT	555,800	29,585,234
Nationwide Health Properties	733,800	26,402,124
Omega Healthcare Investors	597,300	11,742,918
Senior Housing Properties Trust	800,945	19,086,519
Ventas	1,177,199	58,177,175
		179,714,446
HOTEL 3.6%
DiamondRock Hospitality Co.	433,514	3,944,977
Hospitality Properties Trust	273,700	5,616,324
Host Hotels & Resorts	199,886	2,656,485
Strategic Hotels & Resorts	474,600	3,583,230
		15,801,016
INDUSTRIAL 1.9%
EastGroup Properties	90,900	4,412,286
Segro PLC (United Kingdom)(b)	539,145	4,064,934
		8,477,220
OFFICE 27.6%
BioMed Realty Trust	247,836	6,555,262
Boston Properties(a)	216,900	20,314,854
Brandywine Realty Trust	705,182	11,304,068
Highwoods Properties	509,200	18,107,152
Liberty Property Trust	727,980	27,408,447
Mack-Cali Realty Corp.	816,300	27,648,081
Parkway Properties	107,300	4,062,378

	Number
	of Shares	Value

SL Green Realty Corp.	73,075	$4,735,260
		120,135,502
OFFICE/INDUSTRIAL 1.5%
Mission West Properties	662,900	6,456,646

RESIDENTIAL-APARTMENT 27.7%
American Campus Communities	372,367	12,615,794
Apartment Investment & Management Co.	303,792	10,638,796
AvalonBay Communities	305,479	30,065,243
Camden Property Trust	317,300	14,551,378
Education Realty Trust	412,100	4,566,068
Home Properties	445,959	25,843,324
Mid-America Apartment Communities	173,900	8,545,446
UDR	517,600	13,535,240
		120,361,289
SELF STORAGE 4.0%
Extra Space Storage	542,600	8,334,336
Sovran Self Storage	199,500	8,915,655
		17,249,991
SHOPPING CENTER 17.5%
COMMUNITY CENTER 6.5%
Cedar Shopping Centers	214,302	2,833,073
Developers Diversified Realty Corp.	404,091	12,805,644
Inland Real Estate Corp.	279,200	4,380,648
Ramco-Gershenson Properties Trust	232,093	5,203,525
Regency Centers Corp.	49,177	3,279,614
		28,502,504
REGIONAL MALL 11.0%
General Growth Properties	378,783	5,719,623
Glimcher Realty Trust	598,900	6,252,516

	Number
	of Shares	Value

Macerich Co.	562,600	$35,809,490
		47,781,629
TOTAL SHOPPING CENTER		76,284,133

SPECIALTY 1.8%
Entertainment Properties Trust	145,144	7,942,280

TOTAL COMMON STOCK (Identified cost—$413,346,623)		604,575,364

PREFERRED SECURITIES—$25 PAR VALUE 26.9%
BANK 2.1%
Bank of America Corp., 8.20%	50,000	1,137,500
JPMorgan Chase & Co, 8.625%, due 12/31/49	100,000	2,499,000
PNC Capital Trust E, 7.75%	69,600	1,423,320
Wells Fargo Capital XII, 7.875%	50,500	1,209,980
Wells Fargo Capital XIV, 8.625%, due 9/14/68	120,000	3,012,000
		9,281,800
BANK—FOREIGN 0.8%
Barclays Bank PLC, 8.125%	90,000	1,539,000
Deutsche Bank Contingent Capital Trust V, 8.05%	90,000	1,818,000
Santander Finance, 6.50%	900	14,877
		3,371,877
INTEGRATED TELECOMMUNICATIONS SERVICES 0.1%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	33,600	554,064

REAL ESTATE 23.9%
DIVERSIFIED 1.8%
Duke Realty Corp., 8.375%, Series O	48,300	893,067
Entertainment Properties Trust, 7.75%, Series B	110,000	1,683,000
iStar Financial, 7.80%, Series F	182,975	914,875
iStar Financial, 7.65%, Series G	30,525	151,099
iStar Financial, 7.50%, Series I	55,600	274,108
Lexington Realty Trust, 7.55%, Series D	180,000	2,385,000
Vornado Realty Trust, 6.625%, Series I	80,000	1,320,000
		7,621,149

	Number
	of Shares	Value

HEALTH CARE 1.9%
Health Care REIT, 7.875%, Series D	136,609	$2,935,727
Health Care REIT, 7.625%, Series F	184,900	3,929,125
Omega Healthcare Investors, 8.375%, Series D	60,000	1,314,000
		8,178,852
HOTEL 3.5%
Ashford Hospitality Trust, 8.45%, Series D	88,375	972,125
Hospitality Properties Trust, 8.875%, Series B	99,925	1,598,800
Hospitality Properties Trust, 7.00%, Series C	100,000	1,195,000
Host Hotels & Resorts, 8.875%, Series E	71,000	1,235,400
LaSalle Hotel Properties, 8.00%, Series E	75,600	1,304,100
LaSalle Hotel Properties, 7.25%, Series G	165,000	2,244,000
Strategic Hotels & Resorts, 8.50%, Series A	96,200	1,173,640
Strategic Hotels & Resorts, 8.25%, Series B	78,300	900,450
Strategic Hotels & Resorts, 8.25%, Series C	204,000	2,550,000
Sunstone Hotel Investors, 8.00%, Series A	98,900	1,449,874
W2007 Grace Acquisition I, 8.75%, Series B(c)	101,927	305,781
W2007 Grace Acquisition I, 9.00%, Series C(c)	102,200	306,600
		15,235,770
MORTGAGE 0.1%
Anthracite Capital, 8.25%, Series D	375	3,420
Newcastle Investment Corp., 9.75%, Series B	10,820	87,750
Newcastle Investment Corp., 8.375%, Series D	8,200	56,416
NorthStar Realty Finance Corp., 8.25%, Series B	32,850	299,592
		447,178
OFFICE 3.4%
BioMed Realty Trust, 7.375%, Series A	210,000	3,744,300
Brandywine Realty Trust, 7.50%, Series C	30,000	470,400
Cousins Properties, 7.75%, Series A	87,660	1,577,880
Cousins Properties, 7.50%, Series B	178,000	3,026,000
HRPT Properties Trust, 8.75%, Series B	133,540	2,283,534
Kilroy Realty Corp., 7.50%, Series F	78,300	1,237,140

	Number
	of Shares	Value

SL Green Realty Corp., 7.625%, Series C	151,234	$2,590,638
		14,929,892
OFFICE/INDUSTRIAL 1.1%
PS Business Parks, 7.00%, Series H	122,000	2,120,360
PS Business Parks, 7.375%, Series O	150,000	2,518,500
		4,638,860
RESIDENTIAL-APARTMENT 3.5%
Apartment Investment & Management Co., 7.75%, Series U	219,700	3,822,780
Apartment Investment & Management Co., 8.00%, Series V	185,400	3,133,260
Apartment Investment & Management Co., 7.875%, Series Y	166,000	2,822,000
Associated Estates Realty Corp., 8.70%, Series B	68,800	1,393,200
Mid-America Apartment Communities, 8.30%, Series H	120,800	2,536,800
UDR, 6.75%, Series G	79,400	1,460,960
		15,169,000
SELF STORAGE 3.8%
Public Storage, 7.25%, Series I	125,000	2,422,500
Public Storage, 7.25%, Series K	241,400	4,502,110
Public Storage, 6.75%, Series L	397,800	6,873,984
Public Storage, 6.625%, Series M	164,700	2,882,250
		16,680,844
SHOPPING CENTER 4.1%
COMMUNITY CENTER 1.8%
Kimco Realty Corp., 7.75%, Series G	38,211	779,887
National Retail Properties, 7.375%, Series C	80,000	1,600,000
Tanger Factory Outlet Centers, 7.50%, Series C	122,000	2,440,000
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c)	16,000	1,484,000
Weingarten Realty Investors, 6.50%, Series F	82,000	1,476,000
		7,779,887
REGIONAL MALL 2.3%
CBL & Associates Properties, 7.75%, Series C	139,200	2,129,760
CBL & Associates Properties, 7.375%, Series D	221,000	3,182,400
Glimcher Realty Trust, 8.125%, Series G	60,000	634,800

	Number
	of Shares	Value
Simon Property Group, 8.375%, Series J ($50 par value)(c)	70,800	$3,995,952
		9,942,912
TOTAL SHOPPING CENTER		17,722,799

SPECIALTY 0.7%
Digital Realty Trust, 8.50%, Series A	130,600	2,448,750
Digital Realty Trust, 7.875%, Series B	42,000	806,400
		3,255,150
TOTAL REAL ESTATE		103,879,494

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$174,160,263)		117,087,235

PREFERRED SECURITIES—CAPITAL SECURITIES 2.4%
BANK 2.1%
Bank of America Corp., 8.125%, due 12/29/49	3,500,000	2,832,165
Citigroup, 8.40%, due 4/29/49	3,500,000	2,386,685
JPMorgan Chase, 7.90%, due 4/29/49	4,500,000	3,798,590
		9,017,440
INSURANCE 0.3%
Metlife Capital Trust IV, 7.875%, due 12/15/67,144A(d)	2,000,000	1,373,608

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$13,265,626)		10,391,048

	Principal
	Amount

CORPORATE BONDS 1.4%
BANK 0.7%
Wells Fargo Capital XV, 9.75%, due 12/26/49, (FRN)	$3,000,000	2,912,799

INSURANCE-LIFE/HEALTH INSURANCE 0.3%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(d)	2,000,000	1,442,414

REAL ESTATE-HEALTH CARE 0.4%
HCP, 6.00%, due 1/30/17	1,850,000	1,481,195

TOTAL CORPORATE BONDS (Identified cost—$6,523,479)		5,836,408

	Number
	of Shares	Value

SHORT-TERM INVESTMENTS 13.9%
MONEY MARKET FUNDS 6.7%
Federated U.S. Treasury Cash Reserves Fund, 0.99% (e)	29,000,000	$29,000,000

		Principal
		Amount

U.S. TREASURY OBLIGATIONS 7.2%
United States Treasury Bill, 0.01%, due 10/02/08		$15,000,000	14,999,979
United States Treasury Bill, 0.01%, due 10/09/08		16,600,000	16,597,816
			31,597,795
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$60,597,795)			60,597,795

TOTAL INVESTMENTS (Identified cost—$667,893,786)	183.5%		798,487,850

OTHER ASSETS IN EXCESS OF LIABILITIES	2.9%		12,670,677

LIQUIDATION VALUE OF PREFERRED SHARES	(86.4)%		(376,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $13.59 per share based on 32,011,316 shares of common stock outstanding)	100.0%		$435,158,527

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 125,000 shares segregated as collateral for the interest rate swap transactions.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 1.8% of net assets applicable to common shares of the fund.

(c) Illiquid security. Aggregate holdings equal 1.4% of net assets applicable to common shares of the fund.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.6% of net assets applicable to common shares.

(e) Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Bank of America	$11,850,000	3.215%	2.486%	October 2, 2008	$(7,202)
Merrill Lynch Derivative Products AG	$38,000,000	4.160%	2.748%	October 18, 2009	(365,583)
Merrill Lynch Derivative Products AG	$55,000,000	3.600%	3.709%	January 29, 2014	1,196,408
Royal Bank of Canada	$11,850,000	3.680%	3.188%	October 22, 2008	(4,690)
Royal Bank of Canada	$41,000,000	4.258%	2.487%	March 9, 2010	(586,385)
UBS AG	$30,000,000	4.640%	3.188%	October 20, 2008	(32,612)
UBS AG	$22,000,000	4.165%	2.748%	October 18, 2009	(212,820)
UBS AG	$52,000,000	3.490%	2.497%	October 17, 2012	725,458
					$712,574

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$798,487,850	$707,681,290	$90,806,560	$—
Other Financial Instruments*	$(712,574)	$—	$(712,574)	$—

Total	$797,775,276	$707,681,290	$90,093,986	$—

* Other financial instruments include interest rate swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance as of December 31, 2007	$2,797,565
Realized gain (loss)	(1,529,027)
Change in unrealized appreciation (depreciation)	2,305,535
Net purchases (sales)	(3,574,073)
Balance as of September 30, 2008	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$228,878,593
Gross unrealized depreciation	(98,284,529)
Net unrealized appreciation	$130,594,064

Cost for federal income tax purposes	$667,893,786

Item 2. Controls and Procedures

(a)                        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                       During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008